Prospectus Supplement

John Hancock Funds III

John Hancock U.S. Growth Fund (the fund)

Supplement dated January 12, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of January 12, 2022 (the Effective Date), Tim Manning is added as a portfolio manager of the fund. As of the Effective Date, John A. Boselli and Tim Manning are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following is added under the heading “Portfolio management” in the “Fund summary” section of the Prospectus:

Tim Manning

Senior Managing Director and Equity Portfolio Manager

Managed the fund since 2022

As of the Effective Date, the following information relating to Mr. Manning is added to the fund’s portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Tim Manning

•	Senior Managing Director and Equity Portfolio Manager
•	Managed the fund since 2022
•	Joined Wellington Management in 2007

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds III
John Hancock U.S. Growth Fund (the fund)

Supplement dated January 12, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of January 12, 2022 (the Effective Date), Tim Manning is added as a portfolio manager of the fund. As of the Effective Date, John A. Boselli and Tim Manning are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following information regarding Mr. Manning supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Wellington Management Company LLP.

The following table provides information regarding other accounts for which Tim Manning has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Tim Manning’s investment in the fund that he manages and similarly managed accounts.

The following table provides information as of November 30, 2021:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Tim Manning	4	$2,070.83	5	$259.45	6	$958.21

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Tim Manning	1	$1,583.99	1	$0.33	0	$0

Ownership of fund shares. Mr. Manning did not beneficially own any shares of the funds or beneficially own shares of similarly managed accounts as of November 30, 2021.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.